Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
OPERATING ACTIVITIES
(Loss) profit before taxation	¥ 16,441	$ 2,527	¥ (25,572)	¥ (30,137)
Amortization of prepaid lease payments	9,425	1,449	9,425	9,425
Depreciation of property, plant and equipment	147,959	22,741	154,783	131,277
Release of deferred income	(797)	(122)	(796)	(796)
Finance costs	21,375	3,285	21,387	15,913
Interest income	(11,020)	(1,694)	(11,126)	(14,464)
Loss on disposal of property, plant and equipment	31	5	105	13
Operating cash flows before movements in working capital	183,414	28,191	148,206	111,231
Decrease (increase) in inventories	(39,294)	(6,039)	43,165	200,162
Decrease (increase) in trade and other receivables and prepayments	(206,950)	(31,807)	(82,407)	305,960
(Decrease) increase in trade and other payables and accruals	(36,148)	(5,556)	67,363	(335,696)
Cash generated from (used in) operations	(98,978)	(15,211)	176,327	281,657
Interest received	11,040	1,697	11,123	15,364
PRC income tax refunded			510
PRC income tax paid	(3,274)	(503)	(8,793)	(3,214)
NET CASH FROM (USED IN) OPERATING ACTIVITIES	(91,212)	(14,017)	179,167	293,807
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(14,135)	(2,173)	(15,082)	(20,512)
Deposits paid for acquisition of property, plant and equipment	(21,482)	(3,302)	(14,464)	(70,065)
Withdrawal of pledged bank deposits	4,000	614	16,390	33,800
Placement of pledged bank deposits	(7,100)	(1,091)	(20,290)	(2,900)
Proceeds on disposal of property, plant and equipment	238	37		50
Placement of fixed bank deposits with maturity periods over three months	(580,000)	(89,144)	(720,000)	(520,000)
Withdrawal of fixed bank deposits with maturity periods over three months	580,000	89,144	690,000	520,000
NET CASH USED IN INVESTING ACTIVITIES	(38,479)	(5,915)	(63,446)	(59,627)
FINANCING ACTIVITIES
New bank borrowings raised	558,000	85,763	558,000	558,000
Repayment of bank borrowings	(558,000)	(85,763)	(558,000)	(508,000)
Advance from a shareholder	10,149	1,560	4,455	6,172
Repayment to a shareholder	(2,805)	(431)	(14,736)
Interest paid	(24,533)	(3,771)	(25,350)	(31,470)
NET CASH FROM (USED IN) FINANCING ACTIVITIES	(17,189)	(2,642)	(35,631)	24,702
NET DECREASE IN CASH AND CASH EQUIVALENTS	(146,880)	(22,574)	80,090	258,882
Effect of foreign exchange rate	1,693	260	(538)	1,375
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	896,799	137,835	817,247	556,990
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	¥ 751,612	$ 115,521	¥ 896,799	¥ 817,247